Basis of Presentation (Notes)	12 Months Ended
Dec. 28, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting	Basis of Presentation
Organization
On July 2, 2015 (the “2015 Merger Date”) through a series of transactions, we consummated the merger of Kraft Foods Group, Inc. (“Kraft”) with and into a wholly-owned subsidiary of H.J. Heinz Holding Corporation (“Heinz”) (the “2015 Merger”). At the closing of the 2015 Merger, Heinz was renamed The Kraft Heinz Company (“Kraft Heinz”). Before the consummation of the 2015 Merger, Heinz was controlled by Berkshire Hathaway Inc. and 3G Global Food Holdings, L.P. (“3G Capital”), following their acquisition of H. J. Heinz Company on June 7, 2013.
Principles of Consolidation
The consolidated financial statements include Kraft Heinz and all of our controlled subsidiaries. All intercompany transactions are eliminated.
Reportable Segments
Effective in the first quarter of 2020, our internal reporting and reportable segments changed. We moved our Puerto Rico business from the Latin America zone to the United States zone to consolidate and streamline the management of our product categories and supply chain. We also combined our Europe, Middle East, and Africa (“EMEA”), Latin America, and Asia Pacific (“APAC”) zones to form the International zone as a result of certain previously announced organizational changes.
Therefore, effective in the first quarter of 2020, we manage and report our operating results through three reportable segments defined by geographic region: United States, International, and Canada. Segment financial information has been retrospectively adjusted to reflect these changes. The impact of the segment change has been reflected throughout our financial statements and related disclosures, including here in Note 1, Basis of Presentation, as well as in Note 4, Acquisitions and Divestitures, Note 5, Restructuring Activities, Note 9, Goodwill and Intangible Assets, Note 10, Income Taxes, and Note 22, Segment Reporting.
Use of Estimates
We prepare our consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which requires us to make accounting policy elections, estimates, and assumptions that affect the reported amount of assets, liabilities, reserves, and expenses. These policy elections, estimates, and assumptions are based on our best estimates and judgments. We evaluate our policy elections, estimates, and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. We believe these estimates to be reasonable given the current facts available. We adjust our policy elections, estimates, and assumptions when facts and circumstances dictate. Market volatility, including foreign currency exchange rates, increases the uncertainty inherent in our estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from estimates. If actual amounts differ from estimates, we include the revisions in our consolidated results of operations in the period the actual amounts become known. Historically, the aggregate differences, if any, between our estimates and actual amounts in any year have not had a material effect on our consolidated financial statements.
Reclassifications
We made reclassifications to certain previously reported financial information to conform to our current period presentation.
Held for Sale
At December 29, 2018, we had classified certain assets and liabilities as held for sale in our consolidated balance sheet primarily relating to the previously announced divestiture of our equity interests in a subsidiary in India and our divestiture of certain assets and operations in Canada, which closed in 2019. At December 28, 2019, the assets and liabilities identified as held for sale in our consolidated balance sheet primarily relate to a business in our International segment, as well as certain other assets that are held for sale globally. See Note 4, Acquisitions and Divestitures, for additional information.